Average Annual Total Returns - Class P2 Shares - Voya Russell Mid Cap Index Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Russell Midcap® Index 1 Yr		Russell Midcap® Index 5 Yrs		Russell Midcap® Index 10 Yrs		Russell Midcap® Index Since Inception
Total	16.91%	13.17%	12.10%		May 03, 2017	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.